Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Expenses
Research and development	$ 762	$ 561	$ 32,450
Consulting fees	1,621	1,335	1,923
Professional fees	247	215	634
Other operating costs	134	124	492
Loss from operations	(2,764)	(2,235)	(35,499)
Realized gain on investment in Biohaven Pharmaceuticals Holding Company Ltd. (Biohaven)		126,000
Gain on restating retained interest in associate at fair value			49,864
Share of losses of associates accounted for using equity method	(162)		(14,461)
Foreign exchange transaction loss	(691)
Interest income	111
Interest expense	(88)	(24)	(545)
Net (loss) income	(3,594)	123,741	(641)
Other comprehensive income
Realized gains transferred to retained earnings upon disposal of investment		(24,515)
Unrealized gain on investment in Biohaven	50		24,547
Total comprehensive (loss) income for year	(3,544)	99,226	23,906
Net (loss) income attributable to:
Owners of the Company	(2,217)	123,741	16,299
Non-controlling interest	(959)		(16,940)
Net (loss) income	(3,594)	123,741	(641)
Comprehensive (loss) income attributable to:
Owners of the Company	(2,585)	99,226	40,846
Non-controlling interest	(959)		(16,940)
Total comprehensive (loss) income for year	$ (3,544)	$ 99,226	$ 23,906
Basic and diluted (loss) income per share
Basic	$ (0.00)	$ 0.46	$ 0.06
Diluted	$ 0.00	$ 0.46	$ 0.06
Weighted average shares outstanding
Basic	481,987	267,796	254,053
Diluted	481,987	269,642	272,193